Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties

28. Related parties

In the ordinary course of business, the Group issues credit cards or loans to Nu’s executive directors, board members, key employees, and close family members. Those transactions, along with deposits and other products, such as investments, are conducted on similar terms as those offered to unrelated third parties under similar circumstances and do not involve more than the normal risk of collectability.

As described in note 3, Basis of Consolidation, all entities within the Group are consolidated in these consolidated financial statements. Therefore, related party balances and transactions, as well as unrealized gains or losses arising from intercompany transactions, are eliminated in the consolidated financial statements.

a) Transactions with other related parties

	2025	2024
	Assets (Liabilities)

Other liabilities (i)	(926)	(1,795)
(i)	In the second quarter of 2024, Nu entered into a commercial relationship with a company where one of its Directors serves as CEO. As part of this agreement, Nu received a cash incentive, which will be used to support projects costs upon the Company's satisfaction of certain conditions.

b) Management compensation

There are no significant post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Group is set out in aggregate below:

	2025	2024	2023
Consolidated statements of income
Fixed and variable compensation	91,269	96,007	60,117

Management compensation includes the compensation of remunerated members of the Board of Directors and of Executive Officers.